Trade accounts receivable	3 Months Ended
Mar. 31, 2019
Trade accounts receivable
Trade accounts receivable

6. Trade accounts and other receivables

As of March 31, 2019 and December 31, 2018, trade accounts and other receivables are as follows:

Trade accounts and other receivables
in € THOUS
	March 31,		December 31,
	2019		2018

		thereof Credit-Impaired		thereof Credit-Impaired
Trade accounts and other receivables, gross	3.980.307	387.850	3.455.721	325.240
thereof Finance Lease Receivables	44.037	-	28.726	-
less allowances	(123.416)	(87.056)	(118.015)	(85.775)
Trade accounts and other receivables	3.856.891	300.794	3.337.706	239.465

The other receivables in the amount of €79,627 include receivables from finance leases, operating leases and insurance contracts (December 31, 2018: €66,496).

All trade accounts and other receivables are due within one year. A small portion of the trade account receivables are subject to factoring agreements.

Trade accounts receivables and finance lease receivables with a term of more than one year in the amount of €120,479 (December 31, 2018: €120,668) are included in the balance sheet item "Other non-current assets."